Parent Company (Tables)	12 Months Ended
Dec. 31, 2024
Ferrovial Parent Company [Abstract]
Condensed Financial Statements [Table Text Block]

Assets (Million euro)	2024	2023
Non-current assets	13,167	9,642
Right of use	3	4
Long-term investments in Group companies and associates	12,815	9,525
Equity instruments	12,815	9,525
Other non-current financial assets	264	20
Deferred tax assets	55	73
Long-term financial derivatives at fair value	30	20
Current assets	601	736
Financial assets available for sale	—	—
Receivables	203	154
Group companies and associates	129	83
Current tax assets	19	19
Public administrations	53	49
Other receivables	4	3
Short-term investments in Group companies and associates	218	473
Short-term prepayments	3	2
Cash and cash equivalents	175	107
TOTAL ASSETS	13,768	10,378

Liabilities and equity (Million euro)	2024	2023
Equity	6,422	4,102
Share capital	7	7
Share and merger premium	4,316	4,316
Treasury shares	(79)	(78)
Measurement adjustments	(10)	(9)
Retained earnings and other reserves	2,188	(134)
Non-current liabilities	6,090	5,333
Long-term provisions	89	89
Long-term lease liabilities		4
Debentures and borrowings	556	791
Long-term financial derivatives at fair value	—	13
Long-term payables to Group companies	5,433	4,425
Deferred taxes	—	—
Other non-current liabilities	12	11
Current liabilities	1,256	943
Short-term lease liabilities	—	—
Debentures and borrowings	507	504
Debentures and bonds	255	504
Bank borrowings	252	—
Short-term Financial derivatives at fair value	—	—
Short-term payables to Group companies	686	374
Trade and other payables	62	64
Trade payables	10	11
Other short-term payables	24	10
Trade payables, Group companies and associates	10	18
Payable relating to income tax	19	25
Short-term provisions	1	1
TOTAL LIABILITIES	13,768	10,378

Condensed Income Statement [Table Text Block]

(Million euro)	2024	2023	2022
Revenue	23	28	38
Services rendered	23	28	38
Staff costs	(21)	(19)	(29)
Wages, salaries and similar remuneration	(21)	(19)	(28)
Staff welfare expenses	—	—	(1)
Fixed asset depreciation	—	—	(1)

Other operating expenses	(61)	(61)	(18)
Change in provisions on financial fixed assets	—	(8)	(8)
Operating profit/(loss)	(59)	(60)	(18)
Financial income	18	7	7
From marketable securities and other financial instruments	18	7	7
Dividends received from subsidiaries	—	—	—
Financial expenses	(218)	(187)	(66)
On payables to Group companies and associates	(154)	(123)	(45)
On payables to third parties	(64)	(64)	(21)
Change in fair value of financial instruments	38	30	60
Foreign exchange differences	(16)	(3)	(5)
Impairment and profit/(loss) on disposals of financial instruments	10	18	1
Impairment and losses	—	—	4
Profit/(loss) on disposals	10	18	(3)
NET FINANCIAL INCOME/(EXPENSE)	(167)	(135)	(3)
PROFIT/(LOSS) BEFORE TAX	(226)	(195)	(21)
Share in results of participating interests	3,439	482	309
Corporate income tax	56	21	30
PROFIT/(LOSS) FOR THE YEAR FROM CONTINUING OPERATIONS	3,270	308	318

Condensed Statement of Comprehensive Income [Table Text Block]

(Million euro)	2024	2023	2022
a) Net profit/(loss)	3,270	308	318
b) Income and expense recognized directly in equity	(1)	(1)	37
Impact on hedge reserves	(1)	(1)	58
Tax effect	—	—	(15)
Impact on financial assets at fair value	—	—	(8)
Tax effect	—	—	2
c) Transfers to income statement	—	(9)	(46)
Impact on hedge reserves	—	(12)	(62)
Tax effect	—	3	16
a)+ b)+ c) TOTAL COMPREHENSIVE INCOME	3,269	298	309

Condensed statement of changes in equity [Table Text Block]

(Million euro)	Share capital	Share/Merger premium	Treasury shares	Retained earnings and other reserves	TOTAL
Balance at 01.01.2024	7	4,316	(78)	(143)	4,102
Consolidated profit/(loss) for the year 2024	—	—	—	3,270	3,270
Income and expense recognized directly in equity	—	—	—	153	153
Transfers to income statement	—	—	—	(15)	(15)
Total income and expenses recognized for the year	—	—	—	3,408	3,408
Scrip dividend agreement	—	—	—	(130)	(130)
Treasury share transactions	—	—	—	(701)	(701)
Shareholder remuneration	—	—	—	(831)	(831)
Share-based remuneration schemes	—	—	—	13	13
Purchase of discretionary treasury shares				(272)	(272)
Other movements	—	—	—	2	2
Other transactions	—	—	—	(257)	(257)
Balance at 12.31.2024	7	4,316	(78)	2,177	6,422

(Million euro)	Share capital	Share/Merger premium	Treasury shares	Retained earnings and other reserves	TOTAL
Balance at 01.01.2023	145	—	(26)	4,457	4,576
Merger impact	(138)	4,426	—	(4,288)	—
Consolidated profit/(loss) for the year 2023	—	—	—	308	308
Income and expense recognized directly in equity	—	—	—	(65)	(65)
Transfers to income statement	—	—	—	(3)	(3)
Total income and expenses recognized for the year	—	—	—	240	240
Scrip dividend agreement	—	(58)	—	(78)	(136)
Treasury share transactions	—	(52)	(52)	(10)	(114)
Shareholder remuneration	—	(110)	(52)	(88)	(250)
Share-based remuneration schemes	—	—	—	12	12
Other movements	—	—	—	(476)	(476)
Other transactions	—	—	—	(464)	(464)
Balance at 12.31.2023	7	4,316	(78)	(143)	4,102

(Million euro)	Share capital	Share/Merger premium	Treasury shares	Retained earnings and other reserves	TOTAL
Balance at 01.01.2022	147	218	(124)	4,297	4,538
Consolidated profit/(loss) for the year 2022	—	—	—	318	318
Income and expense recognized directly in equity	—	—	—	317	317
Transfers to income statement	—	—	—	131	131
Total income and expenses recognized for the year	—	—	—	766	766
Scrip dividend agreement	3	—	—	(135)	(132)
Treasury share transactions	(5)	(218)	98	(321)	(446)
Shareholder remuneration	(2)	(218)	98	(456)	(578)
Share-based remuneration schemes	—	—	—	—	—
Other movements	—	—	—	(150)	(150)
Other transactions	—	—	—	(150)	(150)
Balance at 12.31.2022	145	—	(26)	4,457	4,576

Condensed Cash Flow Statement [Table Text Block]

Million Euro	2024	2023	2022

Profit/(loss) before tax	(226)	(195)	(21)
Profit/(loss) adjustments:	875	1,347	1,306
Fixed asset depreciation	—	—	1
Impairment and disposal of fixed assets	875	(18)	(1)
Net financial income/(expense)	170	117	2
Other adjustments (correction of accrual/cash)	704	1,248	1,304
Changes in working capital	19	(32)	(216)
Other cash flows from operating activities:	(163)	(207)	1
Interest payments	(214)	(175)	(48)
Interest receipts	21	9	1
Income tax receipts/(payments) and tax consolidation	30	(41)	48
CASH FLOWS FROM OPERATING ACTIVITIES	506	913	1,070

Payments on investments:	(614)	(21)	(1,586)
Group companies, associates and business units (Note 5)	(614)	(21)	(1,586)

Receipts from divestments:	22	18	33
Group companies, associates and business units (Note 5)	22	18	33
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES	(593)	(3)	(1,552)

Receipts and (payments) from financial liability instruments:	1,258	(582)	1,003
Change in Group company cash pooling accounts	1,507	(381)	68
Issuance, repayment and redemption	(249)	(201)	935
Payments of dividends and returns on other equity instruments	(831)	(250)	(578)
Scrip dividend	(130)	(136)	(132)
Treasury share purchases	(701)	(114)	(446)
Receipts and (payments) on equity instruments:	(272)	17	38
Lease payments	—	—	(1)
CASH FLOWS FROM FINANCING ACTIVITIES	155	(814)	463
Effect of exchange rate on cash and cash equivalents	—	—	(5)
Net increase/(decrease) in cash and cash equivalents	68	96	(24)
Cash and cash equivalents at beginning of year	107	11	35
Cash and cash equivalents at year-end	175	107	11